Capital - Summary of Share Warrants and Employee Warrants (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of warrants issued	5,388,616	4,275,616	3,496,206
Number of warrants null and void	341,196	273,294	207,794
Number of warrants null and outstanding	3,148,469	2,360,945	2,033,768
Maximum number of shares to be issued	3,309,539	2,606,435	2,336,224
12/07/2007 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,717	1,717	1,717
Number of warrants null and void	572	572	572
Number of warrants null and outstanding		859	859
Maximum number of shares to be issued		12,885	12,885
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/21/2009 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,380	16,380	16,380
Number of warrants null and outstanding		2,997	4,041
Maximum number of shares to be issued		44,955	60,615
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/21/2009 [Member] | BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	2,296	2,296	2,296
Strike price per share	€ 4.33	€ 4.33	€ 4.33
6/25/2010 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,825	1,825	1,825
Number of warrants null and outstanding		730	730
Maximum number of shares to be issued		10,950	10,950
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/28/2011 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,039	10,039	10,039
Number of warrants null and void	7,529	7,529	7,529
Strike price per share	€ 5.13	€ 5.13	€ 5.13
6/24/2011 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	32,000	32,000	32,000
Number of warrants null and outstanding	8,996	10,440	13,465
Maximum number of shares to be issued	134,940	156,600	201,975
Strike price per share	€ 5.13	€ 5.13	€ 5.13
11/22/2011 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	11,377	11,377	11,377
Number of warrants null and outstanding	2,509	2,509	2,509
Maximum number of shares to be issued	37,635	37,635	37,635
Strike price per share	€ 5.13	€ 5.13	€ 5.13
1/17/2012 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	89,835	89,835	89,835
Number of warrants null and outstanding			89,835
Maximum number of shares to be issued			89,835
Strike price per share	€ 5.13	€ 5.13	€ 5.13
4/2/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	669,796	669,796	669,796
Number of warrants null and void	1,860	1,860	1,860
7/25/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	134,081	134,081	134,081
9/25/2012 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	30,000	30,000	30,000
Number of warrants null and outstanding	7,500	10,000	10,000
Maximum number of shares to be issued	7,500	10,000	10,000
Strike price per share	€ 8.59	€ 8.59	€ 8.59
11/28/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	35,360	35,360	35,360
7/25/2013 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	73,000	73,000	73,000
Number of warrants null and outstanding	9,500	13,000	13,000
Maximum number of shares to be issued	9,500	13,000	13,000
Strike price per share	€ 8.10	€ 8.10	€ 8.10
9/12/2013 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	501,500	501,500	501,500
Number of warrants null and void	113,333	113,333	113,333
Number of warrants null and outstanding			101,829
Maximum number of shares to be issued			101,829
9/18/2013 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	518,000	518,000	518,000
Number of warrants null and void	47,000	47,000	47,000
Number of warrants null and outstanding	471,000	471,000	471,000
Maximum number of shares to be issued	471,000	471,000	471,000
Strike price per share	€ 7.57	€ 7.57	€ 7.57
6/3/2014 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000	10,000
Number of warrants null and outstanding	2,500	5,000	5,000
Maximum number of shares to be issued	2,500	5,000	5,000
Strike price per share	€ 18.79	€ 18.79	€ 18.79
6/3/2014 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	186,000	186,000	186,000
Number of warrants null and void	30,000	30,000	30,000
Number of warrants null and outstanding			156,000
Maximum number of shares to be issued			156,000
6/3/2014 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	75,000	75,000	75,000
Number of warrants null and outstanding	40,000	40,000	75,000
Maximum number of shares to be issued	40,000	40,000	75,000
Strike price per share	€ 19.01	€ 19.01	€ 19.01
3/24/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000	10,000
Number of warrants null and outstanding	10,000	10,000	10,000
Maximum number of shares to be issued	10,000	10,000	10,000
Strike price per share	€ 43.00	€ 43.00	€ 43.00
6/23/2015 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	120,000	120,000	120,000
Number of warrants null and outstanding	120,000	120,000	120,000
Maximum number of shares to be issued	120,000	120,000	120,000
Strike price per share	€ 48.90	€ 48.90	€ 48.90
9/30/2015 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	708,500	708,500	708,500
Number of warrants null and void	23,000	13,000
Number of warrants null and outstanding	454,657	695,500	708,500
Maximum number of shares to be issued	454,657	695,500	708,500
11/19/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,500	22,500	22,500
Number of warrants null and void	7,500	7,500	7,500
Number of warrants null and outstanding	15,000	15,000	15,000
Maximum number of shares to be issued	15,000	15,000	15,000
Strike price per share	€ 66.06	€ 66.06	€ 66.06
11/19/2015 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	195,000	195,000	195,000
Number of warrants null and void	25,000	25,000
Number of warrants null and outstanding	170,000	170,000	195,000
Maximum number of shares to be issued	170,000	170,000	195,000
Strike price per share	€ 66.06	€ 66.06	€ 66.06
12/15/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	90,000	90,000
Number of warrants null and void	16,500	16,500
Number of warrants null and outstanding	73,500	73,500
Maximum number of shares to be issued	73,500	73,500
Strike price per share	€ 64.14	€ 64.14
12/15/2015 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	42,000	42,000	42,000
Number of warrants null and void	9,000	6,000
Number of warrants null and outstanding	21,999	36,000	42,000
Maximum number of shares to be issued	21,999	36,000	42,000
1/4/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	75,000	75,000
Number of warrants null and outstanding	75,000	75,000
Maximum number of shares to be issued	75,000	75,000
Strike price per share	€ 65.68	€ 65.68
4/6/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	63,750	63,750
Number of warrants null and void	6,250	5,000
Number of warrants null and outstanding	57,500	58,750
Maximum number of shares to be issued	57,500	58,750
4/21/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	33,000	33,000
Number of warrants null and outstanding	33,000	33,000
Maximum number of shares to be issued	33,000	33,000
Strike price per share	€ 62.82	€ 62.82
5/2/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,000	22,000
Number of warrants null and outstanding	22,000	22,000
Maximum number of shares to be issued	22,000	22,000
Strike price per share	€ 59.04	€ 59.04
6/21/2016 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	20,000	20,000
Number of warrants null and outstanding	20,000	20,000
Maximum number of shares to be issued	20,000	20,000
Strike price per share	€ 52.97	€ 52.97
6/21/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	208,000	208,000
Number of warrants null and outstanding	208,000	208,000
Maximum number of shares to be issued	208,000	208,000
6/21/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	110,000	110,000
Number of warrants null and void	7,500
Number of warrants null and outstanding	101,300	110,000
Maximum number of shares to be issued	101,300	110,000
Strike price per share	€ 53.96	€ 53.96
8/1/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000
Number of warrants null and outstanding	10,000	10,000
Maximum number of shares to be issued	10,000	10,000
Strike price per share	€ 62.24	€ 62.24
9/15/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	9,300	9,300
Number of warrants null and outstanding	9,300	9,300
Maximum number of shares to be issued	9,300	9,300
Strike price per share	€ 62.80	€ 62.80
10/17/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500	16,500
Number of warrants null and void	7,200
Number of warrants null and outstanding	9,300	16,500
Maximum number of shares to be issued	9,300	16,500
Strike price per share	€ 64.39	€ 64.39
10/27/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	15,000	15,000
Number of warrants null and outstanding	15,000	15,000
Maximum number of shares to be issued	15,000	15,000
11/15/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	8,300	8,300
Number of warrants null and outstanding	8,300	8,300
Maximum number of shares to be issued	8,300	8,300
Strike price per share	€ 68.33	€ 68.33
12/9/2016 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	59,000
Number of warrants null and void	24,992
Number of warrants null and outstanding	34,008
Maximum number of shares to be issued	34,008
Strike price per share	€ 69.75
12/9/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	23,600	23,600
Number of warrants null and void	1,900
Number of warrants null and outstanding	21,700	23,600
Maximum number of shares to be issued	21,700	23,600
12/9/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	74,960	74,960
Number of warrants null and void	2,000
Number of warrants null and outstanding	72,000	74,960
Maximum number of shares to be issued	72,000	74,960
Strike price per share	€ 69.75	€ 6,975.00
December fifteen two thousand and sixteen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,100
Number of warrants null and outstanding	1,100
Maximum number of shares to be issued	1,100
Strike price per share	€ 69.35
January Sixteen Two thousand And Seventeen [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	19,100
Number of warrants null and outstanding	19,100
Maximum number of shares to be issued	19,100
Strike price per share	€ 66.11
March Fourteen two thousand Seventeen [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,500
Number of warrants null and void	2,500
Number of warrants null and outstanding	20,000
Maximum number of shares to be issued	20,000
March Fifteen two thousand Seventeen [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	7,200
Number of warrants null and outstanding	7,200
Maximum number of shares to be issued	7,200
Strike price per share	€ 66.25
April Eighteen Two Thousand Seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500
Number of warrants null and outstanding	16,500
Maximum number of shares to be issued	16,500
Strike price per share	€ 60.77
April twenty two thousand seventeen [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	24,000
Number of warrants null and outstanding	24,000
Maximum number of shares to be issued	24,000
June Fifteen Two Thousand Seventeen [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	9,000
Number of warrants null and outstanding	9,000
Maximum number of shares to be issued	9,000
Strike price per share	€ 59.05
June Fifteen Two Thousand Seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	126,000
Number of warrants null and void	7,500
Number of warrants null and outstanding	118,500
Maximum number of shares to be issued	118,500
Strike price per share	€ 59.05
June Fifteen Two Thousand Seventeen [Member] | Share Option [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	111,600
Number of warrants null and outstanding	111,600
Maximum number of shares to be issued	111,600
Strike price per share	€ 60.54
July Seventeen Two Thousand Seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	30,900
Number of warrants null and outstanding	30,900
Maximum number of shares to be issued	30,900
Strike price per share	€ 71.61
September Fifteen Two Thousand Seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	52,600
Number of warrants null and outstanding	52,600
Maximum number of shares to be issued	52,600
Strike price per share	€ 74.22
December Five two thousand and seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	625,200
Number of warrants null and outstanding	625,200
Maximum number of shares to be issued	625,200
Strike price per share	€ 39.00
December fifteen two thousand and seventeen [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	8,300
Number of warrants null and outstanding	8,300
Maximum number of shares to be issued	8,300
Strike price per share	€ 38.08